As filed with the Securities and Exchange Commission on May 29, 2008

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-21279

The Merger Fund VL
(Exact name of registrant as specified in charter)

100 Summit Lake Drive
Valhalla, New York  10595
(Address of principal executive offices) (Zip code)

Bonnie L. Smith
100 Summit Lake Drive
Valhalla, New York  10595
(Name and address of agent for service)

Registrant's telephone number, including area code: 914-741-5600

Date of fiscal year end: December 31

Date of reporting period:  March 31, 2008

Item 1. Schedule of Investments.

The Merger Fund VL
Schedule of Investments
March 31, 2008
(unaudited)

Shares		Value
COMMON STOCKS - 115.46%
	Apparel Retail - 0.95%
1,815	Genesco Inc. (a) (c)	$41,945
	Application Software - 10.03%
11,803	BEA Systems, Inc. (a) (f)	226,027
3,200	NAVTEQ (a) (f)	217,600
		443,627
	Broadcasting & Cable TV - 8.79%
11,350	Clear Channel Communications, Inc. (e)	331,647
4,900	XM Satellite Radio Holdings Inc. (a) (c)	56,938
		388,585
	Building Products - 5.50%
5,300	Trane, Inc. (e)	243,270
	Casinos & Gaming - 1.98%
2,000	Penn National Gaming, Inc. (a) (b)	87,460
	Communications Equipment - 2.29%
11,885	3Com Corporation (a) (c)	27,217
7,950	Motorola, Inc. (c)	73,935
		101,152
	Computer Hardware - 2.16%
2,540	Diebold, Incorporated (b)	95,377
	Consumer Finance - 1.35%
3,900	SLM Corporation (a) (c)	59,865
	Data Processing & Outsourced Services - 2.87%
2,675	Alliance Data Systems Corporation (a) (f)	127,089
	Diversified Banks - 4.57%
3,293	The Toronto-Dominion Bank (f)	202,019
	Diversified Chemicals - 5.87%
11,020	Huntsman Corporation (e)	259,521
	Diversified Commercial & Professional Services - 4.87%
2,800	ChoicePoint Inc. (a) (d)	133,280
4,710	PHH Corporation (a) (c)	82,095
		215,375
	Diversified Financial Services - 1.94%
2,000	J.P. Morgan Chase & Co. (b)	85,900
	Diversified Metals & Mining - 0.23%
25	Rio Tinto plc - ADR (c)	10,296
	Education Services - 0.68%
700	Bright Horizons Family Solutions, Inc. (a) (c)	30,128
	Food Distributors - 1.85%
2,500	Performance Food Group Company (a) (c)	81,700
	Home Entertainment Software - 9.06%
8,600	Activision, Inc. (a) (f)	234,866
6,500	Take-Two Interactive Software, Inc. (a) (d)	165,880
		400,746
	Independent Power Producers & Energy Traders - 2.00%
2,425	Mirant Corporation (a) (b)	88,246
	Integrated Telecommunication Services - 8.75%
11,425	BCE Inc. (e)	386,788
	Internet Software & Services - 3.76%
5,750	Yahoo! Inc. (a) (d)	166,348
	Life & Health Insurance - 3.48%
3,250	Nationwide Financial Services, Inc. (d)	153,660
	Multi-Utilities - 1.42%
2,600	Energy East Corporation (c)	62,712
	Office REITs - 3.05%
17,000	American Financial Realty Trust (d)	134,980
	Oil & Gas Equipment & Services - 4.28%
2,900	CHC Helicopter Corporation (a) (b)	85,888
2,100	Grant Prideco, Inc. (a) (b)	103,362
		189,250
	Property-Casualty Insurance - 2.45%
3,000	The Commerce Group, Inc. (b)	108,180
	Publishing - 1.83%
2,100	Getty Images, Inc. (a) (c)	67,200
200	Reuters Group plc - ADR (c)	13,858
		81,058
	Regional Banks - 3.00%
4,959	First Charter Corporation (d)	132,455
	Restaurants - 2.15%
4,125	Wendy's International, Inc. (b)	95,123
	Specialized Finance - 6.07%
2,960	Nymex Holdings Inc. (e)	268,265
	Trading Companies & Distributors - 4.63%
4,725	UAP Holding Corp. (f)	181,156
1,250	United Rentals, Inc. (a) (b)	23,550
		204,706
	Wireless Telecommunication Services - 3.60%
3,600	Rural Cellular Corporation (a) (e)	159,228
	TOTAL COMMON STOCKS (Cost $5,350,863)	5,105,054

CONVERTIBLE PREFERRED STOCKS - 1.31%
70	SLM Corporation Series C (c)	57,750
	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $70,086)	57,750

DEBT INVESTMENT COMPANIES - 0.89%
2,800	Eaton Vance Floating-Rate Income Trust (c)	39,592
	TOTAL DEBT INVESTMENT COMPANIES (Cost $38,531)	39,592

Contracts (100 shares per contract)
PURCHASED PUT OPTIONS - 1.45%
	Activision, Inc.
38	Expiration: May, 2008, Exercise Price: $30.00 (c)	12,160
	Bloomberg US Lodging Index
58	Expiration: May, 2008, Exercise Price: $375.00	3,666
	Financial Select Sector SPDR
23	Expiration: April, 2008, Exercise Price: $27.00	5,566
	iShares S&P GSTI Networking
18	Expiration: April, 2008, Exercise Price: $30.00	5,085
	KBW Insurance ETF
3	Expiration: June, 2008, Exercise Price: $52.00	1,980
	Materials Select Sector SPDR Trust
8	Expiration: June, 2008, Exercise Price: $43.00	3,360
	SPDR S&P Retail ETF
6	Expiration: June, 2008, Exercise Price: $35.00	2,550
	SPDR Trust Series 1
37	Expiration: May, 2008, Exercise Price: $137.00 (c)	25,900
	Telecom HOLDRs Trust
12	Expiration: May, 2008, Exercise Price: $35.00	3,330
	Utilities Select Sector SPDR
1	Expiration: June, 2008, Exercise Price: $41.00	355
	TOTAL PURCHASED PUT OPTIONS (Cost $77,138)	63,952

Principal
Amount
	ESCROW NOTES - 0.18%
$18,300	Price Communications Liquidating Trust (a) (h)	7,869
	TOTAL ESCROW NOTES (Cost $7,869)	7,869

	SHORT-TERM INVESTMENTS - 0.01%
	Variable-Rate Demand Notes - 0.01%
537	U.S. Bank, 4.650% (g)	537
	TOTAL SHORT-TERM INVESTMENTS (Cost $537)	537
	Total Investments (Cost $5,545,024) (i) (j) - 119.30%	$5,274,754

Percentages are stated as a percent of net assets.

ADR - American Depository Receipt
(a)	Non-income producing security.
(b)	All or a portion of the shares have been committed as collateral for open short positions.
(c)	All or a portion of the shares have been committed as collateral for written option contracts.
(d)	All or a portion of the shares have been committed as collateral for swap contracts.
(e)	All or a portion of the shares have been committed as collateral for the credit facility.
(f)	All or a portion of the shares have been committed as collateral for short foreign currency contracts.
(g)	The coupon rate shown on variable rate securities represents the rate at March 31, 2008.
(h)	Fair-valued security.
(i)	The cost basis of investments for federal income tax purposes at March 31, 2008 was as follows*:

Cost of investments	$5,594,529
Gross unrealized appreciation	29,845
Gross unrealized depreciation	(349,620)
Net unrealized depreciation	$(319,775)

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to the Financial Statements section in the Fund's most recent semi-annual or annual report.

(j)	FAS 157 - Summary of Fair Value Exposure at March 31, 2008

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs ( including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2008:

Description	Investments in Securities	Other Financial Instruments
Level 1 - Quoted prices	$5,208,659	$68,068
Level 2 - Other significant observable inputs	58,226	-
Level 3 - Significant unobservable inputs	7,869	-
Total	$5,274,754	$68,068

* Other financial insturments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation ) on the instrument.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Investments in Securities	Other Financial Instruments
Balance as of 12/31/07	$ 7,869	$ -
Accrued discounts / premiums	-	-
Realized gain (loss)	-	-
Change in unrealized appreciation (depreciation)	-	-
Net purchases (sales)	-	-
Transfers in and / or out of Level 3	-	-
Balance as of 3/31/08	$ 7,869	$ -

The Merger Fund VL
Schedule of Securities Sold Short
March 31, 2008
(unaudited)

Shares		Value
409	CME Group Inc.	$191,862
200	The Finish Line, Inc.	952
2,032	Gramercy Capital Corp.	42,530
1,248	Ingersoll-Rand Company Ltd.	55,636
540	Microsoft Corp.	15,325
925	National-Oilwell Varco Inc.	54,001
22,600	Sirius Satellite Radio, Inc.	64,636
4,192	The Thomson Corporation	140,558
3,325	The Toronto-Dominion Bank	203,989
	Total Securities Sold Short (Proceeds $833,825)	$769,489

The Merger Fund VL
Schedule of Options Written
March 31, 2008
(unaudited)

Contracts (100 shares per contract)
Call Options		Value

	Activision, Inc.
38	Expiration: May, 2008, Exercise Price: $30.00	$380
	Alliance Data Systems Corporation
19	Expiration: April, 2008, Exercise Price: $45.00	8,550
	Bear Stearns Companies, Inc.
94	Expiration: July, 2008, Exercise Price: $10.00	15,134
	Mirant Corporation
7	Expiration: April, 2008, Exercise Price: $35.00	1,452
	Motorola, Inc.
2	Expiration: April, 2008, Exercise Price: $10.00	32
	Penn National Gaming, Inc.
3	Expiration: April, 2008, Exercise Price: $40.00	1,455
	SLM Corporation
4	Expiration: April, 2008, Exercise Price: $15.00	620
	Take-Two Interactive Software, Inc.
37	Expiration: April, 2008, Exercise Price: $25.00	4,625
8	Expiration: April, 2008, Exercise Price: $27.50	240
	Wendy's International, Inc.
20	Expiration: April, 2008, Exercise Price: $25.00	400
	Total Call Options Written (Premiums received $44,567)	$32,888

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) as of a date within 90 days of the filing date of the report, as required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Merger Fund VL

By (Signature and Title)    /s/ Frederick W. Green
                                                    Frederick W. Green, President

Date             5/12/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)    /s/ Frederick W. Green
                                                    Frederick W. Green, President

Date             5/12/08

By (Signature and Title)*     /s/ Bonnie L. Smith
                                                       Bonnie L. Smith, Treasurer

Date             5/8/08
* Print the name and title of each signing officer under his or her signature.